Management of Capital (Details Narrative) - CAD ($)	Aug. 31, 2020	Aug. 31, 2019
trx_ExplorationAndEvaluationExpendituresForeignExchangeTranslation
Total equity attributable to owners of parent	$ 32,841,297	$ 17,782,274